SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - ECOLAB PUERTO RICO SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation	Basis of Presentation The accompanying financial statements have been prepared on the accrual basis of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Valuation of Investments and Income Recognition

Valuation of Investments and Income Recognition

Banco Popular holds the Plan’s assets and executes transactions therein based upon instructions received from the Plan Administrator, Ecolab and the participants in the Plan. The Plan’s investments are stated at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements.

Interest income is recorded as earned on an accrual basis and dividend income is recorded on the ex-dividend date. Purchases and sales of securities and realized gains and losses related to sales of investments are recorded on a trade-date basis. Unrealized gains and losses are recorded based on the fair values as of the reporting date.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balances plus any accrued interest. Interest income is recorded on the accrual basis of accounting. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Notes receivable from participants have been classified as an investment asset for Form 5500 reporting purposes and, accordingly, have been included as an investment in the supplemental schedule, Schedule H, line 4i – Schedule of Assets (Held at End of Year).

Contributions

Contributions

Participant pre-tax contributions are recorded in the period the employer makes the payroll deductions. Employer matching contributions are recorded based on participant contributions in the same period.

Risks and Uncertainties

Risks and Uncertainties

The Plan provides for a range of investment options in various combinations of investment funds. Investments are exposed to a number of risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, including Ecolab Inc. common stock, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Concentration of Market Risk

Concentration of Market Risk

At December 31, 2025 and 2024, approximately 31% and 37%, respectively, of the Plan’s net assets were invested in the common stock of Ecolab. The underlying value of Ecolab Inc. common stock is dependent on the performance of Ecolab and the market’s evaluation of such performance.

Distributions to Participants	Distributions to Participants Distributions to participants are recorded when paid.
Plan Expenses

Plan Expenses

The Company pays a portion of the administrative expenses of the Plan, which are excluded from these financial statements, and a portion is paid by Plan participants within the Plan. Certain asset management and administrative fees of the Plan are charged against the Plan’s investment results.

Subsequent Events	Subsequent Events The Plan Administrator has evaluated subsequent events through the date and time the financial statements were issued.